1. Summary of significant accounting policies (Quarterly) (Quarterly Report [Member])	3 Months Ended
Mar. 31, 2014
Quarterly Report [Member]
1. Summary of significant accounting policies

note 1 - summary of significant accounting policies

The summary of significant accounting policies of Perko Worldwide Corp (the Company) is presented to assist in the understanding of the Company’s financial statements. The financial statements and notes are representations of the Company’s management, who is responsible for their integrity and objectivity.

History and organization – Perko Worldwide Corp was incorporated in Delaware on June 3, 2003 and maintains its corporate office in Fort Lauderdale, Florida. The Company was organized for the purpose of developing and building a patented revolutionary type of high-speed roll on/roll off container cargo transportation vessel in logistics, cargo shipping, and international travel in decades and is looking to truly change the way business moves freight around the world. As of March 31, 2014, operations have not commenced.

Basis of presentation – The accompanying financial statements are presented in accordance with the requirements of Form S-1 and Development Stage Companies.

Certain information and footnote disclosures normally included in financial statement prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP) have been condensed or omitted pursuant to such U.S. Securities and Exchange Commissions (“SEC”) rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been made.

Basis of accounting – The accompanying financial statements have been prepared on the accrual method of accounting in accordance with Generally Accepted Accounting Principles.

Cash and cash equivalents – For purposes of the statement of cash flows, the Company considers all short-term securities purchased with a maturity of three months or less to be cash equivalents.

Use of estimates – Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles in the United States of America. Those estimates and assumptions affect the reported amounts of assets and liabilities, and the reported revenues and expenses during the reporting period. Actual results could vary from the estimates that were used.

Intangibles – The Company accounts for intangible assets in accordance with generally accepted accounting principles. Under generally accepted accounting principles, intangible assets with estimated useful lives are amortized over their respective estimated useful life and periodically tested for impairment. Patents are being amortized over 20 years under the straight-line method, the term of protection available which gives the Company exclusive rights to use the intellectual property for a minimum of twenty years.

Income taxes – The Company accounts for income taxes in accordance with generally accepted accounting principles which requires the use of the liability method of accounting for income taxes. Accordingly, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Current income taxes are based on the year’s taxable income for Federal and State income tax reporting purposes.

The Company has adopted FASB ASC 740-10-25, Accounting for Uncertainty in Income Taxes. The Company will record a liability for uncertain tax positions when it is more likely than not that a tax position would not be sustained if examined by the taxing authority. The Company continually evaluates expiring statues of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. Management has determined that the Company does not have any uncertain tax positions and associated unrecognized benefits that materially impact the financial statements or related disclosures.

The Company’s income tax filings are subject to examination by the appropriate tax jurisdictions. As of December 31, 2013, the Company’s federal and state tax returns generally remain open for the last three years.

For the three months ended March 31, 2014 and 2013, no income has been generated. Therefore, no provision for income taxes has been made.